Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Federal and State Components of Income Tax Expense (Benefit)
The components of the federal and state income tax expense (benefit) are summarized as follows:

	Successor			Predecessor
	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014
	(in millions)
Current:
Federal	$(7)	$(11)	$(19)	$—
State	—	—	2	—
Total current income tax expense	(7)	(11)	(17)	—
Deferred:
Federal	(59)	(3)	46	—
State	4	18	19	—
Total deferred tax expense (benefit)	(55)	15	65	—
Net income tax expense (benefit)	$(62)	$4	$48	$—

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense at the U.S. federal statutory rate to net income tax expense is as follows:

	Successor			Predecessor
	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014
	(in millions)
Tax at statutory federal rate	$4	$40	$(25)	$8
Partnership earnings not subject to tax	(127)	(55)	24	(8)
Goodwill impairment	55
Revaluation of investments in affiliates	—	9	45	—
State and local tax, net of federal benefit	4	—	1	—
Statutory Rate Changes	—	9	—	—
Other	2	1	3	—
Net income tax expense (benefit)	$(62)	$4	$48	$—

Schedule of Principal Components of Deferred Tax Assets (Liabilities)
Deferred taxes result from the temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. Principal components of deferred tax assets and liabilities are as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Deferred tax assets:
Environmental, asset retirement obligations, and other reserves	$28	$35
Inventories	12	5
Net operating loss carry forwards	92	62
Other	61	23
Total deferred tax assets	193	125
Deferred tax liabilities:
Fixed assets	506	442
Trademarks and other intangibles	272	292
Investments in affiliates	58	85
Total deferred tax liabilities	836	819
Net deferred income tax liabilities	$643	$694